Document and Entity Information	Jul. 21, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	KeyCorp
Entity Incorporation, State or Country Code	OH
Entity File Number	001-11302
Entity Tax Identification Number	34-6542451
Entity Address, Address Line One	127 Public Square
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-1306
City Area Code	216
Local Phone Number	689-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On July 21, 2022, KeyCorp filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) regarding the press release for KeyCorp’s financial results for the three- and six-month periods ended June 30, 2022. This Current Report on Form 8-K/A amends the Original Form 8-K solely to correct an error in the date of the press release and the date of the Original Form 8-K. The Original Form 8-K listed the date of the press release and the date of the Original Form 8-K as July 20, 2022, and the correct date is July 21, 2022. Except as described above, this amendment does not amend, update, or change any other items or disclosures contained in the Original Form 8-K.
Entity Central Index Key	0000091576
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	KEY
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol	KEY PrI
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol	KEY PrJ
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol	KEY PrK
Security Exchange Name	NYSE